Combined and Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Members' Deficit [Member]	Non- Controlling Interests [Member]
Balance at beginning of period at Dec. 31, 2019	$ (100,105)	$ (104,455)	$ 4,350
Contributions	8,524	8,524
Net income(loss)	(24,266)	(24,248)	(18)
Balance at end of period at Dec. 31, 2020	(115,847)	(120,179)	4,332
Contributions	226	226
Distributions	(271)	(271)
Net income(loss)	(5,872)	(5,872)
Balance at end of period at Mar. 31, 2021	(121,764)	(126,096)	4,332
Balance at beginning of period at Dec. 31, 2020	(115,847)	(120,179)	4,332
Contributions	227	227
Distributions	(2,711)	(2,711)
Net income(loss)	(33,077)	(33,093)	16
Balance at end of period at Dec. 31, 2021	(151,408)	(155,756)	4,348
Distributions	(102)	(102)
Net income(loss)	(13,891)	(13,891)
Balance at end of period at Mar. 31, 2022	$ (165,401)	$ (169,749)	$ 4,348